Other information about investments - Joint arrangements and associates - Exploration & Production (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EGP (ج.م.)	Dec. 31, 2023 KWD (د.ك)	Dec. 31, 2023 XAF	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 MZN (MT)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 TND (د.ت)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2023 VEF	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Joint arrangements and associates
Share capital | €		€ 4,005,000,000											€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital | €		4,005,358,876											€ 4,005,358,876
Exploration & Production | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Agri-Energy Srl (†)
Registered office	Jolanda di Savoia (FE)
Country of operation	Italy
Share capital | €		50,000
Consolidation or valuation method	Eq.
Exploration & Production | Italy | Joint Arrangement Or Associate One [Member] | Eni Natural Energies SpA [Member]
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Azule Energy Angola SpA
Registered office	San Donato Milanese (MI)
Country of operation	Angola
Share capital | €		20,200,000
Exploration & Production | Italy | Joint Arrangement Or Associate Two [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Italy | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Mozambique Rovuma Venture SpA (†)
Registered office	San Donato Milanese (MI)
Country of operation	Mozambique
Share capital | €		20,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Italy | Joint Arrangement Or Associate Three [Member] | ENI SpA
Joint arrangements and associates
% Ownership	35.71%
Exploration & Production | Italy | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	64.29%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Agiba Petroleum Co (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			ج.م. 20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Ashrafi Island Petroleum Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Azule Energy Angola (Block 18) BV (former BP Angola (Block 18) BV)
Registered office	Rotterdam (Netherlands)
Country of operation	Angola
Share capital | €		2,275,625.42
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Azule Energy Angola BV (former Eni Angola Exploration BV)
Registered office	Amsterdam (Netherlands)
Country of operation	Angola
Share capital | €		20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Azule Energy Angola Production BV (former Eni Angola Production BV)
Registered office	Amsterdam (Netherlands)
Country of operation	Angola
Share capital | €		20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Azule Energy Exploration Angola (KB) Ltd (former BP Exploration Angola (Kwanza Benguela) Ltd)
Registered office	Sunbury On Thames (United Kingdom)
Country of operation	Angola
Share capital | $												$ 1
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	Azule Energy Exploration (Angola) Ltd (former BP Exploration (Angola) Ltd)
Registered office	Sunbury On Thames (United Kingdom)
Country of operation	Angola
Share capital | $												1,000,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member]
Joint arrangements and associates
Company name	Azule Energy Gas Supply Services Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $												1,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member]
Joint arrangements and associates
Company name	Azule Energy Holdings Ltd (†)
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | $												1,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Eni International BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member]
Joint arrangements and associates
Company name	Azule Energy Ltd (former Angola JVCO Ltd)
Registered office	Sunbury On Thames (United Kingdom)
Country of operation	Angola
Share capital | $												1,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member]
Joint arrangements and associates
Company name	Azule Energy US Gas Llc (former BP Gas Supply (Angola) Llc)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $												12,800,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Azule En. Gas Sup. S. Inc
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member]
Joint arrangements and associates
Company name	Barentsmorneftegaz Sàrl (†)
Registered office	Luxembourg (Luxembourg)
Country of operation	Russia
Share capital | $												20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Eni Energy Russia BV
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member]
Joint arrangements and associates
Company name	Cabo Delgado Gas Development Limitad (†)
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT							MT 2,500,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement or Associate Seventeen [Member]
Joint arrangements and associates
Company name	Cardon IV SA (†)
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											VEF 0
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement or Associate Seventeen [Member] | Eni Venezuela BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement or Associate Seventeen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eighteen [Member]
Joint arrangements and associates
Company name	Compañia Agua Plana SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											0
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eighteen [Member] | Eni Venezuela BV
Joint arrangements and associates
% Ownership	26.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eighteen [Member] | Third parties
Joint arrangements and associates
% Ownership	74.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nineteen [Member]
Joint arrangements and associates
Company name	Coral FLNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT							100,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nineteen [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nineteen [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member]
Joint arrangements and associates
Company name	Coral South FLNG DMCC
Registered office	Dubai (United Arab Emirates)
Country of operation	United Arab Emirates
Share capital | د.إ										د.إ 500,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member]
Joint arrangements and associates
Company name	East Delta Gas Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member]
Joint arrangements and associates
Company name	East Obaiyed Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member]
Joint arrangements and associates
Company name	El Temsah Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member]
Joint arrangements and associates
Company name	EI-Fayrouz Petroleum Co (†) (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member]
Joint arrangements and associates
Company name	Fedynskmorneftegaz Sarl (†)
Registered office	Luxembourg (Luxembourg)
Country of operation	Russia
Share capital | $												20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Eni Energy Russia BV
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member]
Joint arrangements and associates
Company name	In Salah Gas Ltd
Registered office	St. Helier (Jersey)
Country of operation	Algeria
Share capital | £	£ 180
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Eni In Salah Ltd
Joint arrangements and associates
% Ownership	25.56%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Third parties
Joint arrangements and associates
% Ownership	74.44%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member]
Joint arrangements and associates
Company name	In Salah Gas Services Ltd
Registered office	St. Helier (Jersey)
Country of operation	Algeria
Share capital | £	£ 180
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Eni In Salah Ltd
Joint arrangements and associates
% Ownership	25.56%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	74.44%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member]
Joint arrangements and associates
Company name	Isatay Operating Company LIp (†)
Registered office	Astana (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸						₸ 400,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Eni Isatay
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member]
Joint arrangements and associates
Company name	Karachaganak Petroleum Operating BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
Share capital | €		20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member] | Agip Karachaganak BV
Joint arrangements and associates
% Ownership	29.25%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	70.75%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member]
Joint arrangements and associates
Company name	Khaleej Petroleum Co Wll
Registered office	Safat (Kuwait)
Country of operation	Kuwait
Share capital | د.ك				د.ك 250,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member] | Eni Middle E. Ltd
Joint arrangements and associates
% Ownership	49.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member]
Joint arrangements and associates
Company name	Liberty National Development Co Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $												0
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member] | Eni Oil & Gas Inc
Joint arrangements and associates
% Ownership	32.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member] | Third parties
Joint arrangements and associates
% Ownership	67.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member]
Joint arrangements and associates
Company name	Mediterranean Gas Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member]
Joint arrangements and associates
Company name	Meleiha Petroleum Company
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member]
Joint arrangements and associates
Company name	Melitah Oil & Gas BV (†)
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Share capital | €		€ 20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member] | Eni North Africa BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member]
Joint arrangements and associates
Company name	Nile Delta Oil Co Nidoco
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member]
Joint arrangements and associates
Company name	Norpipe Terminal Holdco Ltd
Registered office	London (United Kingdom)
Country of operation	Norway
Share capital | £	£ 55.69
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member] | ENI SpA
Joint arrangements and associates
% Ownership	14.20%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member] | Third parties
Joint arrangements and associates
% Ownership	85.80%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty seven [Member]
Joint arrangements and associates
Company name	North Bardawil Petroleum Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty seven [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	30.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	70.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty eight [Member]
Joint arrangements and associates
Company name	North El Burg Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty eight [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty nine [Member]
Joint arrangements and associates
Company name	North El Hammad Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital | $												20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty nine [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	18.75%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	81.25%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty [Member]
Joint arrangements and associates
Company name	Petrobel Belayim Petroleum Co (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty one [Member]
Joint arrangements and associates
Company name	PetroBicentenario SA (†)
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											0
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty one [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	40.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty one [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty two [Member]
Joint arrangements and associates
Company name	PetroJunín SA (†)
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											0.02
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty two [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	40.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty two [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty three [Member]
Joint arrangements and associates
Company name	PetroSucre SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											VEF 0
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty three [Member] | Eni Venezuela BV
Joint arrangements and associates
% Ownership	26.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty three [Member] | Third parties
Joint arrangements and associates
% Ownership	74.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty four [Member]
Joint arrangements and associates
Company name	Pharaonic Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty four [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty four [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty five [Member]
Joint arrangements and associates
Company name	Port Said Petroleum Co (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty five [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty five [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty six [Member]
Joint arrangements and associates
Company name	QatarEnergy LNG NFE (5) (former Qatar Liquefied Gas Company Limited (9))
Registered office	Doha (Qatar)
Country of operation	Qatar
Share capital | $												1,175,885,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty six [Member] | Eni Qatar BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty six [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty seven [Member]
Joint arrangements and associates
Company name	Rovuma LNG Investment (DIFC) Ltd
Registered office	Dubai (United Arab Emirates)
Country of operation	Mozambique
Share capital | $												50,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty seven [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty eight [Member]
Joint arrangements and associates
Company name	Rovuma LNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT							MT 100,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty eight [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty nine [Member]
Joint arrangements and associates
Company name	Shorouk Petroleum Company
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty nine [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty [Member]
Joint arrangements and associates
Company name	Société Centrale Electrique du Congo SA
Registered office	Pointe-Noire (Republic of the Congo)
Country of operation	Republic of the Congo
Share capital | XAF					XAF 44,732,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty [Member] | Eni Congo SAU
Joint arrangements and associates
% Ownership	20.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty one [Member]
Joint arrangements and associates
Company name	Société Italo Tunisienne d’Exploitation Pétrolière SA (†)
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت									د.ت 5,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty one [Member] | Eni Tunisia BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty one [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty two [Member]
Joint arrangements and associates
Company name	Sodeps - Société de Developpementet d’Exploitation du Permis du Sud SA (†)
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت									د.ت 100,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty two [Member] | Eni Tunisia BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty three [Member]
Joint arrangements and associates
Company name	Thekah Petroleum Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty three [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty three [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Four [Member]
Joint arrangements and associates
Company name	United Gas Derivatives Co
Registered office	New Cairo (Egypt)
Country of operation	Egypt
Share capital | $												153,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Four [Member] | Eni International BV
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Four [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Five [Member]
Joint arrangements and associates
Company name	Vår Energi ASA (#)
Registered office	Sandnes (Norway)
Country of operation	Norway
Share capital | kr								kr 399,425,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Five [Member] | Eni International BV
Joint arrangements and associates
% Ownership	63.04%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Five [Member] | Third parties
Joint arrangements and associates
% Ownership	36.96%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Six [Member]
Joint arrangements and associates
Company name	VIC CBM Ltd (†)
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | $												52,315,912
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Six [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Six [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Seven [Member]
Joint arrangements and associates
Company name	Virginia Indonesia Co CBM Ltd (†)
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | $												$ 25,631,640
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Seven [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Eight [Member]
Joint arrangements and associates
Company name	West Ashrafi Petroleum Co (†) (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			ج.م. 20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Eight [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%